Guarantor Financial Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ 106.0	$ 120.9	$ 125.3
INVESTING ACTIVITIES
Capital expenditures	(26.2)	(27.1)	(28.8)
Acquisition of business, net of cash acquired	0.0	0.0	(6.0)
Proceeds from sales of other assets	0.0	0.0	5.3
Purchases of investments	(3.5)	(10.0)	0.0
Other investing activities	0.4	0.0	0.0
Net cash used in investing activities	(29.3)	(37.1)	(29.5)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	348.2	0.0	0.0
Payments on long-term debt	(50.0)	0.0	0.0
Net change in short-term debt	(8.8)	(24.0)	(12.8)
Debt issuance costs	(9.3)	0.0	0.0
Payments on note payable with an RRD affiliate	0.0	(14.8)	(14.7)
Net transfers to Parent and affiliates	(340.1)	(56.0)	(62.9)
Net cash used in financing activities	(60.0)	(94.8)	(90.4)
Effect of exchange rate on cash and cash equivalents	4.4	(2.5)	2.0
Net increase (decrease) in cash and cash equivalents	21.1	(13.5)	7.4
Cash and cash equivalents at beginning of year	15.1	28.6	21.2
Cash and cash equivalents at end of period	36.2	15.1	28.6
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	300.0	0.0	0.0
Settlement of intercompany note payable	29.6	0.0	0.0
Accrued debt issuance costs	1.5	0.0	0.0
Eliminations
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(2.4)	0.0	0.0
INVESTING ACTIVITIES
Capital expenditures	0.0	0.0	0.0
Acquisition of business, net of cash acquired			0.0
Proceeds from sales of other assets			0.0
Purchases of investments	0.0	0.0
Other investing activities	0.0
Net cash used in investing activities	0.0	0.0	0.0
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	0.0
Payments on long-term debt	0.0
Net change in short-term debt	0.0	0.0	0.0
Debt issuance costs	0.0
Payments on note payable with an RRD affiliate		0.0	0.0
Net transfers to Parent and affiliates	0.0	0.0	0.0
Net cash used in financing activities	0.0	0.0	0.0
Effect of exchange rate on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	(2.4)	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and cash equivalents at end of period	(2.4)	0.0	0.0
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	0.0
Settlement of intercompany note payable	0.0
Accrued debt issuance costs	0.0
Parent
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(1.2)	0.0	0.0
INVESTING ACTIVITIES
Capital expenditures	0.0	0.0	0.0
Acquisition of business, net of cash acquired			0.0
Proceeds from sales of other assets			0.0
Purchases of investments	0.0	0.0
Other investing activities	0.0
Net cash used in investing activities	0.0	0.0	0.0
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	348.2
Payments on long-term debt	(50.0)
Net change in short-term debt	0.0	0.0	0.0
Debt issuance costs	(9.3)
Payments on note payable with an RRD affiliate		0.0	0.0
Net transfers to Parent and affiliates	(287.7)	0.0	0.0
Net cash used in financing activities	1.2	0.0	0.0
Effect of exchange rate on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and cash equivalents at end of period	0.0	0.0	0.0
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	300.0
Settlement of intercompany note payable	0.0
Accrued debt issuance costs	1.5
Guarantor Subsidiaries
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	103.2	106.7	108.0
INVESTING ACTIVITIES
Capital expenditures	(23.6)	(25.9)	(27.3)
Acquisition of business, net of cash acquired			0.0
Proceeds from sales of other assets			5.3
Purchases of investments	(3.5)	(10.0)
Other investing activities	0.0
Net cash used in investing activities	(27.1)	(35.9)	(22.0)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	0.0
Payments on long-term debt	0.0
Net change in short-term debt	0.0	0.0	0.0
Debt issuance costs	0.0
Payments on note payable with an RRD affiliate		(14.6)	(14.7)
Net transfers to Parent and affiliates	(54.4)	(56.2)	(71.9)
Net cash used in financing activities	(54.4)	(70.8)	(86.6)
Effect of exchange rate on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	21.7	0.0	(0.6)
Cash and cash equivalents at beginning of year	0.1	0.1	0.7
Cash and cash equivalents at end of period	21.8	0.1	0.1
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	0.0
Settlement of intercompany note payable	29.6
Accrued debt issuance costs	0.0
Non-guarantor Subsidiaries
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	6.4	14.2	17.3
INVESTING ACTIVITIES
Capital expenditures	(2.6)	(1.2)	(1.5)
Acquisition of business, net of cash acquired			(6.0)
Proceeds from sales of other assets			0.0
Purchases of investments	0.0	0.0
Other investing activities	0.4
Net cash used in investing activities	(2.2)	(1.2)	(7.5)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	0.0
Payments on long-term debt	0.0
Net change in short-term debt	(8.8)	(24.0)	(12.8)
Debt issuance costs	0.0
Payments on note payable with an RRD affiliate		(0.2)	0.0
Net transfers to Parent and affiliates	2.0	0.2	9.0
Net cash used in financing activities	(6.8)	(24.0)	(3.8)
Effect of exchange rate on cash and cash equivalents	4.4	(2.5)	2.0
Net increase (decrease) in cash and cash equivalents	1.8	(13.5)	8.0
Cash and cash equivalents at beginning of year	15.0	28.5	20.5
Cash and cash equivalents at end of period	16.8	$ 15.0	$ 28.5
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	0.0
Settlement of intercompany note payable	0.0
Accrued debt issuance costs	$ 0.0